Fair Value Considerations (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value Considerations (Textual)
Contingent consideration	$ 7,600,000	$ 3,900,000
Contingent consideration, accretion value	305,000
Merger and adjustments	1,900,000
Revaluation adjustments	$ 1,500,000